RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease balances (See Note 7: Investment in Direct Financing Leases).

(in thousands of $)	June 30, 2015	December 31, 2014
Amounts due from:
Frontline Charterers	17,816	30,714
Frontline	13,021	9,012
Frontline 2012	230	—
UFC	1,088	232
Deep Sea	41	1,338
Seadrill	424	111,195
SFL Linus	30,047	—
Total amount due from related parties	62,667	152,491
Loans to related parties - associated companies, long-term
SFL Deepwater	94,124	100,036
SFL Hercules	81,649	135,250
SFL Linus	125,000	110,745
Total loans to related parties - associated companies, long-term	300,773	346,031
Long-term receivables from related parties
Frontline	78,817	79,294
Total long-term receivables from related parties	78,817	79,294
Amounts due to:
Frontline Charterers	196	196
Frontline Management	95	848
Frontline 2012	—	65
Golden Ocean	193	—
Other related parties	—	—
Total amount due to related parties	484	1,109

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Charterers, UFC and Deep Sea is as follows:

	Six months ended		Year ended
Payments (in millions of $)	June 30, 2015	June 30, 2014	December 31, 2014
Operating lease income	11.4	13.9	26.4
Direct financing lease interest income	19.5	23.2	45.4
Finance lease service revenue	20.0	23.5	46.5
Direct financing lease repayments	18.5	21.9	43.1
Cash sweep and profit share income	21.0	14.3	33.8

In April 2015, the Company announced the agreement to acquire eight Capesize dry bulk carriers from subsidiaries of Golden Ocean for an aggregate acquisition price of $272 million. The vessels were delivered in the third quarter of 2015. The vessels will be chartered on a time-charter basis to a fully guaranteed subsidiary of Golden Ocean for a period of ten years with daily base charter rates of $17,600 per vessel during the first seven years and $14,900 per vessel thereafter. The charters include a charter rate adjustment element linked to movements in the interest rate level. The Company is entitled to a 33% profit share for revenues above the base charter rates, calculated and paid on a quarterly basis. Golden Ocean has a purchase option for the vessels at the end of year 10, and, if not exercised, Ship Finance can extend the charters for another three years at $14,900 per day. The vessel owning subsidiaries will enter into fixed price technical management agreements with a subsidiary of Golden Ocean at $7,000 per vessel per day, including drydocking (See Note 17: Subsequent Events).
In addition to revenues, the Company paid the following fees to related parties:

	Six months ended		Year ended
Payments (in millions of $)	June 30, 2015	June 30, 2014	December 31, 2014
Frontline:
Vessel Management Fees	20.8	24.5	48.4
Management Supervision Fees	0.1	1.6	2.9
Administration Services and other	0.2	0.3	0.9
Golden Ocean:
Operating Management Fees	0.4	0.4	0.8
Office Facilities:
Golar Management UK Limited	—	0.1	0.1
Arcadia	0.1	—	—
Frontline Management AS	0.2	0.2	0.4